Short-term Borrowings	12 Months Ended
Dec. 31, 2025
Short-term Borrowings
Short-term Borrowings

12. Short-term Borrowings

Short-term borrowings as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings	69,771	39,814

The weighted average interest rate for the short-term borrowings is 1.5% for the years ended December 31, 2024 and 2025, respectively.